Deferred Policy Acquisition Costs - Schedule of Components of Deferred Policy Acquisition Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Deferred Policy Acquisition Costs Disclosures [Abstract]
Balance, beginning of period, net	$ 5,545	$ 4,139	$ 4,389	$ 4,030	$ 4,030	$ 3,091
Additions	3,402	2,325	9,670	6,487	8,851	7,510
Amortization	(2,755)	(2,095)	(7,867)	(6,148)	(8,492)	(6,571)
Balance, end of period, net	$ 6,192	$ 4,369	$ 6,192	$ 4,369	$ 4,389	$ 4,030